Credit Quality of Financial Assets and the Allowance for Credit Losses (Tables)	12 Months Ended
Mar. 31, 2024
Credit Loss [Abstract]
Summary of allowance for credit losses for installment loans
The following table provides information about the allowance for credit losses for installment loans, net investment in leases and other financial assets measured at amortized cost for fiscal 2022, 2023 and 2024:

	Fiscal Year ended March 31, 2022
	Millions of yen
	Beginning balance	Provision (Reversal)*3	Allowance of purchased loans during the reporting period	Charge- offs*4	Recoveries	Other*5	Ending balance	Collective (pool) assessment	Individual assessment
Allowance for credit losses :
Installment loans to consumer borrowers:
Real estate loans
Japan	¥5,922	¥340	¥0	¥(570)	¥24	¥0	¥5,716	¥5,211	¥505
Overseas	470	(34)	0	0	4	15	455	455	0
Card loans
Japan	12,984	(1,301)	0	(1,669)	4	1	10,019	9,423	596
Other
Japan	8,359	4,948	0	(8,114)	11	0	5,204	2,946	2,258
Overseas	1,275	300	0	(644)	0	174	1,105	961	144
Installment loans to corporate borrowers:
Non-recourse loans
Japan	32	49	0	0	0	0	81	81	0
The Americas	3,450	(1,035)	0	0	0	276	2,691	1,836	855
Other than non-recourse loans
Real estate companies
Japan	901	(204)	0	(109)	29	0	617	490	127
Overseas	1,539	(855)	0	(10)	0	61	735	735	0
Commercial, industrial and other companies
Japan	1,938	93	0	(761)	67	0	1,337	505	832
Overseas	18,763	3,503	0	(6,185)	155	2,060	18,296	13,367	4,929
Loans to Equity method investees	1,050	1,449	0	(790)	0	248	1,957	314	1,643
Purchased loans*1	1,835	(227)	2,210	(2,372)	114	15	1,575	608	967
Net investment in leases:	16,522	1,577	0	(2,802)	21	985	16,303	12,480	3,823

Subtotal	75,040	8,603	2,210	(24,026)	429	3,835	66,091	49,412	16,679

Other financial assets measured at amortized cost*2	4,955	1,213	0	(871)	45	(18)	5,324	248	5,076

Total	¥79,995	¥9,816	¥2,210	¥(24,897)	¥474	¥3,817	¥71,415	¥49,660	¥21,755

	Fiscal Year ended March 31, 2023
	Millions of yen
	Beginning balance	Provision (Reversal)*3	Allowance of purchased loans during the reporting period	Charge- offs*4	Recoveries	Other*5	Ending balance	Collective (pool) assessment	Individual assessment
Allowance for credit losses :
Installment loans to consumer borrowers:
Real estate loans
Japan	¥5,716	¥(1,437)	¥0	¥(215)	¥27	¥1	¥4,092	¥3,644	¥448
Overseas	455	(19)	0	0	1	9	446	446	0
Card loans
Japan	10,019	(421)	0	(584)	8	0	9,022	8,329	693
Other
Japan	5,204	4,672	0	(2,124)	8	(1)	7,759	5,337	2,422
Overseas	1,105	1,265	0	(508)	0	27	1,889	1,467	422
Installment loans to corporate borrowers:
Non-recourse loans
Japan	81	173	0	0	0	(1)	253	253	0
The Americas	2,691	(1,186)	0	0	0	(11)	1,494	560	934
Other than non-recourse loans
Real estate companies
Japan	617	131	0	0	28	1	777	663	114
Overseas	735	264	0	(29)	0	37	1,007	1,007	0
Commercial, industrial and other companies
Japan	1,337	102	0	(358)	71	0	1,152	477	675
Overseas	18,296	7,164	0	(8,212)	329	1,555	19,132	16,455	2,677
Loans to Equity method investees	1,957	361	0	(1,842)	0	174	650	281	369
Purchased loans*1	1,575	(261)	6,901	(7,142)	64	11	1,148	541	607
Net investment in leases:	16,303	1,678	0	(2,637)	27	348	15,719	12,032	3,687

Subtotal	66,091	12,486	6,901	(23,651)	563	2,150	64,540	51,492	13,048

Other financial assets measured at amortized cost*2	5,324	194	0	(4,721)	30	6	833	267	566

Total	¥71,415	¥12,680	¥6,901	¥(28,372)	¥593	¥2,156	¥65,373	¥51,759	¥13,614

	Fiscal Year ended March 31, 2024
	Millions of yen
	Beginning balance	Provision (Reversal)*3	Allowance of purchased loans during the reporting period	Charge- offs*4	Recoveries	Other*5	Ending balance	Collective (pool) assessment	Individual assessment
Allowance for credit losses :
Installment loans to consumer borrowers:
Real estate loans
Japan	¥4,092	¥(712)	¥0	¥(218)	¥151	¥(110)	¥3,203	¥2,893	¥310
Overseas	446	94	0	(6)	1	46	581	526	55
Card loans
Japan	9,022	101	0	(918)	10	(8,203)	12	12	0
Other
Japan	7,759	5,313	0	(3,856)	7	(9,132)	91	6	85
Overseas	1,889	3,166	0	(2,736)	476	265	3,060	1,762	1,298
Installment loans to corporate borrowers:
Non-recourse loans
Japan	253	176	0	0	0	0	429	429	0
The Americas	1,494	74	0	(55)	0	205	1,718	660	1,058
Other than non-recourse loans
Real estate companies
Japan	777	176	0	(4)	26	0	975	889	86
Overseas	1,007	430	0	0	0	112	1,549	1,045	504
Commercial, industrial and other companies
Japan	1,152	(44)	0	(281)	9	21	857	722	135
Overseas	19,132	8,702	0	(4,762)	176	2,576	25,824	16,061	9,763
Loans to Equity method investees	650	99	0	0	0	129	878	422	456
Purchased loans*1	1,148	13	47,676	(47,722)	2	16	1,133	548	585
Net investment in leases:	15,719	3,064	0	(2,635)	26	606	16,780	10,866	5,914

Subtotal	64,540	20,652	47,676	(63,193)	884	(13,469)	57,090	36,841	20,249

Other financial assets measured at amortized cost*2	833	311	0	(280)	9	147	1,020	321	699

Total	¥65,373	¥20,963	¥47,676	¥(63,473)	¥893	¥(13,322)	¥58,110	¥37,162	¥20,948

Notes:	1 Loans held for sale and policy loan receivables of an insurance entity are not in the scope of allowance for credit losses.
2
Held-to-maturity debt securities held by the Company and subsidiaries consist of Japanese government bonds (JGBs) and other securities secured by JGBs. There was no allowance for credit losses on these held-to-maturity debt securities. And there is no delinquency or on non-accrual status on held-to-maturity debt securities.

*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

*2
The allowance for other financial assets measured at amortized cost includes the allowance for credit losses on financing receivables, such as accounts receivable. Other financial assets measured at amortized cost are mainly “Trade notes, accounts and other receivables” on the consolidated balance sheets.

*3
“Provision for credit losses” in the consolidated statements of income amounted to provisions of ¥5,388 million, ¥8,117 million and ¥20,968 million for fiscal 2022, 2023 and 2024 respectively. The reconciliation between the above table and the amounts reported on the consolidated statements of income
in fiscal 2022, 2023 and 2024 are as follows:

	Millions of yen
	Fiscal Year ended March 31, 2022	Fiscal Year ended March 31, 2023	Fiscal Year ended March 31, 2024
	Provision for credit losses	Provision for credit losses	Provision for credit losses
Net investment in leases	¥1,577	¥1,678	¥3,064
Installment loans	7,026	10,808	17,588

Subtotal in the above table	8,603	12,486	20,652

Other financial assets measured at amortized cost	1,213	194	311

Total in the above table	9,816	12,680	20,963

Off-balance sheet credit exposures *3(a)	(4,449)	(4,542)	(440)
Available-for-sale debt securities *3(b)	21	(21)	445

Amount reported on the consolidated financial statements	¥5,388	¥8,117	¥20,968

*3(a)
The allowance for off-balance sheet credit exposure were ¥22,120 million, ¥17,843 million and ¥5,116 million as of March 31, 2022, 2023 and 2024, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 31 “Commitments, Guarantees and Contingent Liabilities.”

*3(b)
The allowance for available-for-sale debt securities were ¥153 million ¥144 million and ¥634 million as of March 31, 2022, 2023 and 2024, respectively, and the amounts are recorded as a reduction in “Investments in securities” on the consolidated balance sheets. For further information, see Note 9 “Investment in Securities.”

*4	Included in Charge-off in write-offs of purchased loans were ¥2,210 million, ¥6,901 million and ¥47,676 million during fiscal 2022, 2023 and 2024.
*5	Other mainly includes foreign currency translation adjustments and increases or decreases in allowance due to consolidation or deconsolidation of subsidiaries.

Summary of disclosure in tabular form of allowances for credit losses and provision for credit losses

	Millions of yen
	Fiscal Year ended March 31, 2022	Fiscal Year ended March 31, 2023	Fiscal Year ended March 31, 2024
	Provision for credit losses	Provision for credit losses	Provision for credit losses
Net investment in leases	¥1,577	¥1,678	¥3,064
Installment loans	7,026	10,808	17,588

Subtotal in the above table	8,603	12,486	20,652

Other financial assets measured at amortized cost	1,213	194	311

Total in the above table	9,816	12,680	20,963

Off-balance sheet credit exposures *3(a)	(4,449)	(4,542)	(440)
Available-for-sale debt securities *3(b)	21	(21)	445

Amount reported on the consolidated financial statements	¥5,388	¥8,117	¥20,968

*3(a)
The allowance for off-balance sheet credit exposure were ¥22,120 million, ¥17,843 million and ¥5,116 million as of March 31, 2022, 2023 and 2024, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 31 “Commitments, Guarantees and Contingent Liabilities.”

*3(b)
The allowance for available-for-sale debt securities were ¥153 million ¥144 million and ¥634 million as of March 31, 2022, 2023 and 2024, respectively, and the amounts are recorded as a reduction in “Investments in securities” on the consolidated balance sheets. For further information, see Note 9 “Investment in Securities.”

Summary of purchased loans
The following table provides information about purchased loans which were acquired for fiscal 2022, 2023 and 2024:

	Millions of yen
	Fiscal Year ended March 31, 2022	Fiscal Year ended March 31, 2023	Fiscal Year ended March 31, 2024
Purchase price	¥4,926	¥2,444	¥12,271
Allowance for credit losses at acquisition date	2,210	6,901	47,676
Discount or premium attributable to other factors	220	261	1,188

Par value	¥7,356	¥9,606	¥61,135

Summary of origination years of financial assets
The following table provides information about the origination years of financial assets as of March 31, 2023. Card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year are excluded from the table.

	March 31, 2023
	Millions of yen
Portfolio segment	Origination year (years ended March 31)
Class
Credit Quality	2023	2022	2021	2020	2019	Prior	Total
Consumer borrowers:
Performing	¥300,198	¥200,041	¥281,872	¥360,726	¥293,297	¥656,584	¥2,092,718
Non-Performing	10,896	5,259	3,140	2,257	1,078	12,324	¥34,954

Real estate loans
Performing	266,663	190,076	279,690	359,321	292,388	655,811	¥2,043,949
Non-Performing	17	81	378	474	239	11,821	¥13,010
Other*
Performing	33,535	9,965	2,182	1,405	909	773	¥48,769
Non-Performing	10,879	5,178	2,762	1,783	839	503	¥21,944
Corporate borrowers:
Performing	427,902	346,629	127,984	171,314	103,628	139,503	¥1,316,960
Non-Performing	257	793	5,485	4,959	4,624	24,008	¥40,126

Non-recourse loans
Japan
Performing	65,874	17,831	6,699	22,384	4,158	7,553	¥124,499
The Americas
Performing	2,901	706	5,217	15,153	10,595	834	¥35,406
Non-Performing	0	0	0	0	0	3,248	¥3,248
Other than non-recourse loans
Real estate companies in Japan
Performing	124,452	43,210	30,996	27,022	22,251	46,222	¥294,153
Non-Performing	0	230	0	913	9	923	¥2,075
Real estate companies in overseas
Performing	34,508	12,639	9,091	6,998	1,627	1,165	¥66,028
Non-Performing	0	0	741	0	813	12,063	¥13,617
Commercial, industrial and other companies in Japan
Performing	76,764	27,327	16,743	17,003	8,383	12,878	¥159,098
Non-Performing	125	80	431	264	133	399	¥1,432
Commercial, industrial and other companies in overseas
Performing	123,403	244,916	59,238	82,754	56,614	70,851	¥637,776
Non-Performing	132	483	4,313	3,782	3,669	7,375	¥19,754

		March 31, 2023
		Millions of yen
Portfolio segment		Origination year (years ended March 31)
Class
	Credit Quality	2023	2022	2021	2020	2019	Prior	Total
Loans to Equity method investees:
	Performing	3,197	0	2,089	282	0	21,301	¥26,869
	Non-Performing	0	298	0	0	368	0	¥666

Purchased loans:
	Performing	26	396	0	21	406	10,385	¥11,234
	Non-Performing	0	0	0	0	0	1,021	¥1,021

Net investment in leases:
	Performing	440,421	257,871	139,306	103,726	53,604	75,794	¥1,070,722
	Non-Performing	2,757	3,228	1,806	2,042	1,720	5,288	¥16,841

Japan
	Performing	193,297	136,285	99,739	80,542	44,853	72,295	¥627,011
	Non-Performing	212	660	658	798	811	1,970	¥5,109
Overseas
	Performing	247,124	121,586	39,567	23,184	8,751	3,499	¥443,711
	Non-Performing	2,545	2,568	1,148	1,244	909	3,318	¥11,732

Total (excluding revolving repayment card loans)
	Performing	¥1,171,744	¥804,937	¥551,251	¥636,069	¥450,935	¥903,567	¥4,518,503
	Non-Performing	13,910	9,578	10,431	9,258	7,790	42,641	¥93,608

The following table provides information about the origination years of financial assets as of March 31, 2024 and the gross write-offs, corresponding to each class of financial assets by origination year, recorded during fiscal 2024. Card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year are excluded from the table.

	March 31, 2024
	Millions of yen
Portfolio segment	Origination year (years ended March 31)
Class
Credit Quality	2024	2023	2022	2021	2020	Prior	Total
Consumer borrowers:
Performing	¥245,106	¥200,373	¥165,337	¥248,395	¥334,364	¥788,888	¥1,982,463
Non-Performing	1,139	1,224	607	292	500	11,871	¥15,633
Gross write-offs	1,268	3,500	988	228	147	685	¥6,816

Real estate loans
Performing	219,407	182,697	161,632	247,905	334,009	788,635	¥1,934,285
Non-Performing	109	22	508	281	486	11,770	¥13,176
Gross write-offs	0	1	0	2	5	216	¥224
Other*
Performing	25,699	17,676	3,705	490	355	253	¥48,178
Non-Performing	1,030	1,202	99	11	14	101	¥2,457
Gross write-offs	1,268	3,499	988	226	142	469	¥6,592
Corporate borrowers:
Performing	484,932	236,795	276,776	96,684	121,132	183,404	¥1,399,723
Non-Performing	5,144	3,346	26,661	5,255	6,705	23,023	¥70,134
Gross write-offs	115	102	1,005	215	1,397	2,268	¥5,102

Non-recourse loans
Japan
Performing	97,099	22,621	10,572	6,713	1,266	7,015	¥145,286
Gross write-offs	0	0	0	0	0	0	¥0
The Americas
Performing	11,804	9,077	1,742	151	16,862	7,512	¥47,148
Non-Performing	0	68	0	0	0	3,047	¥3,115
Gross write-offs	0	0	0	0	0	55	¥55
Other than non-recourse loans
Real estate companies in Japan
Performing	143,553	57,185	28,355	22,836	22,907	58,195	¥333,031
Non-Performing	37	0	0	9	656	773	¥1,475
Gross write-offs	0	0	0	0	4	0	¥4
Real estate companies in overseas
Performing	4,334	16,493	9,972	2,764	3,352	4,663	¥41,578
Non-Performing	489	581	4,444	515	2,205	9,947	¥18,181
Gross write-offs	0	0	0	0	0	0	¥0

	March 31, 2024
	Millions of yen
Portfolio segment	Origination year (years ended March 31)
Class
Credit Quality	2024	2023	2022	2021	2020	Prior	Total
Commercial, industrial and other companies in Japan
Performing	95,090	29,538	18,606	11,920	10,619	14,566	¥180,339
Non-Performing	2	80	31	93	38	313	¥557
Gross write-offs	0	76	54	29	22	100	¥281
Commercial, industrial and other companies in overseas
Performing	133,052	101,881	207,529	52,300	66,126	91,453	¥652,341
Non-Performing	4,616	2,617	22,186	4,638	3,806	8,943	¥46,806
Gross write-offs	115	26	951	186	1,371	2,113	¥4,762
Loans to Equity method investees:
Performing	133,587	27,874	72,407	2,091	58	13,983	¥250,000
Non-Performing	0	230	327	0	0	1,372	¥1,929
Gross write-offs	0	0	0	0	0	0	¥0
Purchased loans:
Performing	145	16	590	227	4,670	13,445	¥19,093
Non-Performing	0	0	0	0	0	880	¥880
Gross write-offs	1,163	409	229	44	206	45,671	¥47,722

Net investment in leases:
Performing	475,594	291,724	159,885	81,835	56,625	68,555	¥1,134,218
Non-Performing	4,406	4,891	2,992	1,529	1,368	5,619	¥20,805
Gross write-offs	1	190	839	422	298	885	¥2,635

Japan
Performing	199,864	139,133	100,905	67,932	46,911	64,436	¥619,181
Non-Performing	213	585	886	776	657	1,796	¥4,913
Gross write-offs	0	26	101	129	158	583	¥997
Overseas
Performing	275,730	152,591	58,980	13,903	9,714	4,119	¥515,037
Non-Performing	4,193	4,306	2,106	753	711	3,823	¥15,892
Gross write-offs	1	164	738	293	140	302	¥1,638

Total (excluding revolving repayment card loans)
Performing	¥1,339,364	¥756,782	¥674,995	¥429,232	¥516,849	¥1,068,275	¥4,785,497
Non-Performing	10,689	9,691	30,587	7,076	8,573	42,765	¥109,381
Gross write-offs	2,547	4,201	3,061	909	2,048	49,509	¥62,275

Note:	Loans held for sale, policy loan receivables of an insurance entity and financing receivables, such as accounts receivable are not included in the table above.
*
Other in loans to consumer borrowers includes claims receivable arising from payments on guarantee of consumer loans. For further information, see Note 31 “Commitments, Guarantees and Contingent Liabilities.”

Summary of revolving repayment card loans
The information about card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year as of March 31, 2023 is as follows:

	March 31, 2023
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥166,392	¥0	¥166,392	¥4,518,503	¥4,684,895

Non-Performing	1,588	3,655	5,243	93,608	¥98,851

The information about card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year as of March 31, 2024 and the gross write-offs, corresponding to card loans, recorded during fiscal 2024 is as follows:

	March 31, 2024
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥72,353	¥0	¥72,353	¥4,785,497	¥4,857,850

Non-Performing	0	0	0	109,381	¥109,381

Gross write-offs	780	138	918	62,275	¥63,193

Summary of past-due financial assets
The following table provides information about the past-due financial assets as of March 31, 2023 and 2024:

	March 31, 2023
		Millions of yen
		Past-due financial assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥4,574	¥10,047	¥14,621	¥2,299,307
	Real estate loans	1,739	2,181	3,920	2,056,959
	Card loans	514	1,364	1,878	171,635
	Other	2,321	6,502	8,823	70,713
Corporate borrowers		5,628	21,363	26,991	1,357,086
Non-recourse loans	Japan	0	0	0	124,499
	The Americas	0	1,494	1,494	38,654
Other than non-recourse loans	Real estate companies in Japan	159	219	378	296,228
	Real estate companies in overseas	1,412	13,618	15,030	79,645
	Commercial, industrial and other companies in Japan	1,366	1,118	2,484	160,530
	Commercial, industrial and other companies in overseas	2,691	4,914	7,605	657,530
Loans to Equity method investees		0	0	0	27,535
Net investment in leases		9,181	15,583	24,764	1,087,563
	Japan	2,648	4,431	7,079	632,120
	Overseas	6,533	11,152	17,685	455,443

Total		¥19,383	¥46,993	¥66,376	¥4,771,491

	March 31, 2024
		Millions of yen
		Past-due financial assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥3,994	¥4,458	¥8,452	¥2,070,449
	Real estate loans	2,064	2,178	4,242	1,947,461
	Card loans	0	0	0	72,353
	Other	1,930	2,280	4,210	50,635
Corporate borrowers		12,576	27,469	40,045	1,469,857
Non-recourse loans	Japan	0	0	0	145,286
	The Americas	2,502	1,126	3,628	50,263
Other than non-recourse loans	Real estate companies in Japan	113	115	228	334,506
	Real estate companies in overseas	1,080	17,619	18,699	59,759
	Commercial, industrial and other companies in Japan	1,666	355	2,021	180,896
	Commercial, industrial and other companies in overseas	7,215	8,254	15,469	699,147
Loans to Equity method investees		0	0	0	251,929
Net investment in leases		23,376	18,995	42,371	1,155,023
	Japan	2,525	4,372	6,897	624,094
	Overseas	20,851	14,623	35,474	530,929

Total		¥39,946	¥50,922	¥90,868	¥4,947,258

Note:	Loans held for sale, policy loans receivable of an insurance entity and purchased loans are not included in the table above.

Summary of non-accrual of financial assets
The following table provides information about non-accrual of financial assets as of March 31, 2023 and 2024:

	March 31, 2023
	Millions of yen
	Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
Non-accrual of financial assets:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥1,824	¥1,693	¥235	¥41
Overseas	475	547	0	0
Card loans
Japan	503	1,367	28	0
Other
Japan	2,391	5,429	170	10
Overseas	519	1,105	0	0
Installment loans to corporate borrowers:
Non-recourse loans
The Americas	8,787	3,248	0	0
Other than non-recourse loans
Real estate companies
Japan	351	219	51	13
Overseas	20,879	12,804	0	0
Commercial, industrial and other companies
Japan	1,267	1,118	71	190
Overseas	18,634	20,470	0	2,113
Loans to Equity method investees	58	667	0	0
Net investment in leases	17,771	16,627	0	0

Total	¥73,459	¥65,294	¥555	¥2,367

	March 31, 2024
	Millions of yen
	Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
Non-accrual of financial assets:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥1,693	¥1,095	¥246	¥129
Overseas	547	1,107	0	100
Card loans
Japan	1,367	0	27	0
Other
Japan	5,429	96	169	7
Overseas	1,105	2,574	0	35
Installment loans to corporate borrowers:
Non-recourse loans
The Americas	3,248	3,116	0	0
Other than non-recourse loans
Real estate companies
Japan	219	115	45	4
Overseas	12,804	16,093	0	0
Commercial, industrial and other companies
Japan	1,118	355	312	42
Overseas	20,470	27,636	0	2,319
Loans to Equity method investees	667	1,929	0	1,282
Net investment in leases	16,627	19,002	0	0

Total	¥65,294	¥73,118	¥799	¥3,918

Summary of troubled debt restructurings of financing receivables
The following table provides information about troubled debt restructurings of financing receivables that occurred during fiscal 2022 and fiscal 2023:

	Fiscal Year ended March 31, 2022
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥8,761	¥6,152
	Real estate loans	15	6
	Card loans	1,385	1,072
	Other	7,361	5,074
Corporate borrowers		5,481	5,319
Other than n on-recourse loans	Commercial, industrial and other companies in overseas	5,481	5,319

Total		¥14,242	¥11,471

	Fiscal Year ended March 31, 2023
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥7,977	¥6,171
	Real estate loans	10	4
	Card loans	1,536	1,312
	Other	6,431	4,855
Corporate borrowers		10,510	10,507
Other than non-recourse loans	Real estate companies in Japan	231	230
	Commercial, industrial and other companies in overseas	10,279	10,277

Total		¥18,487	¥16,678

Summary of modifications of financing receivables
The following table provides information about modifications of financing receivables made to debtors experiencing financial difficulty that occurred during fiscal 2024:

Fiscal Year ended March 31, 2024
Millions of yen
Portfolio segment	Interest rate reduction		Term extension		Principal forgiveness
Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥1,266	0.1	¥4,652	0.2	¥42	0.0
Real estate loans	5	0.0	1	0.0	1	0.0
Card loans	1,176	1.6	6	0.0	40	0.1
Other	85	0.2	4,645	9.2	1	0.0
Corporate borrowers	0	0	4,499	0.3	932	0.1
Non-recourse loans	0	0	1,277	0.7	0	0
The Americas	0	0	1,277	2.5	0	0
Other than non-recourse loans	0	0	3,222	0.3	932	0.1
Real estate companies in Japan	0	0	69	0.0	0	0
Commercial, industrial and other companies in Japan	0	0	711	0.4	0	0
Commercial, industrial and other companies in overseas	0	0	2,442	0.3	932	0.1
Loans to Equity method investees	0	0	955	0.4	0	0.0

Total	¥1,266	0.0	¥10,106	0.2	¥974	0.0

Portfolio segment	Combination - interest rate reduction and term extension		Combination - interest rate reduction and principal forgiveness		Combination - term extension and principal forgiveness
Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable
Consumer borrowers	¥93	0.0	¥546	0.0	¥365	0.0
Real estate loans	0	0	2	0.0	0	0
Card loans	0	0.0	525	0.7	0	0
Other	93	0.2	19	0.0	365	0.7
Corporate borrowers	446	0.0	0	0	220	0.0
Non-recourse loans	0	0	0	0	0	0
The Americas	0	0	0	0	0	0
Other than non-recourse loans	446	0.0	0	0	220	0.0
Real estate companies in Japan	0	0	0	0	0	0
Commercial, industrial and other companies in Japan	0	0	0	0	0	0
Commercial, industrial and other companies in overseas	446	0.1	0	0	220	0.0
Loans to Equity method investees	0	0	0	0	3,392	1.3

Total	¥539	0.0	¥546	0.0	¥3,977	0.1

	Fiscal Year ended March 31, 2024
	Millions of yen
Portfolio segment	Combination - interest rate reduction, term extension and principal forgiveness
Class	Amortized cost basis	% of total class of financing receivable
Consumer borrowers	¥0	0
Real estate loans	0	0
Card loans	0	0
Other	0	0
Corporate borrowers	327	0.0
Non-recourse loans	0	0
The Americas	0	0
Other than non-recourse loans	327	0.0
Real estate companies in Japan	0	0
Commercial, industrial and other companies in Japan	0	0
Commercial, industrial and other companies in overseas	327	0.0
Loans to Equity method investees	0	0

Total	¥327	0.0

Summary of financing receivables modified as troubled debt restructurings
The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2023 and for which there was a payment default during fiscal 2022 and fiscal 2023:

	Fiscal Year ended March 31, 2022
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥900
	Real estate loans	4
	Card loans	6
	Other	890

Total		¥900

	Fiscal Year ended March 31, 2023
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥808
	Real estate loans	5
	Card loans	2
	Other	801
Corporate borrowers		4,692
Other than non-recourse loans	Commercial, industrial and other companies in overseas	4,692

Total		¥5,500

Summary of financial effect of modifications of financing receivable
The following table provides information about the financial effect of the modifications of financing receivables made to debtors experiencing financial difficulty that occurred during fiscal 2024:

Fiscal Year ended March 31, 2024
Millions of yen
Portfolio segment	Financial effect
Class	Interest rate reduction	Term extension	Principal forgiveness
Consumer borrowers
Real estate loans	Reduced weighted-average contractual interest rate from 5.3% to 0.0%.	Added a weighted-average 1.0 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥8 million.
Card loans	Reduced weighted-average contractual interest rate from 12.7% to 0.7%.	Added a weighted-average 0.9 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥185 million.
Other	Reduced weighted-average contractual interest rate from 14.6% to 5.3%.	Added a weighted-average 4.9 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥785 million.
Corporate borrowers
Non-recourse loans
The Americas	—	Added a weighted-average 1.0 years to the life of loans.	—
Other than n on-recourse loans
Real estate companies in Japan	—	Added a weighted-average 0.5 years to the life of loans.	—
Commercial, industrial and other companies in Japan	—	Added a weighted-average 1.0 years to the life of loans.	—
Commercial, industrial and other companies in overseas	Reduced weighted-average contractual interest rate from 8.8% to 6.4%.	Added a weighted-average 3.1 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥1,487 million.
Loans to Equity method investees	—	Added a weighted-average 0.6 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥624 million.
Net investment in leases
Overseas	—	—	Reduced the amortized cost basis of the loans by ¥0 million.

Summary of past due financial assets with payment default and modifications of past due
The following table provides information about financing receivable that had a payment default and had been modified, when the debtor was experiencing financial difficulty, within the previous 12 months preceding the payment default date during fiscal 2024.

	Fiscal Year ended March 31, 2024
	Millions of yen
Portfolio segment	Interest rate reduction	Term extension	Principal forgiveness	Combination -interest rate reduction and term extension	Combination -interest rate reduction and principal forgiveness	Combination - term extension and principal forgiveness
Class
Consumer borrowers	¥25	¥212	¥1	¥0	¥33	¥9
Real estate loans	3	0	0	0	0	0
Card loans	18	0	1	0	28	0
Other	4	212	0	0	5	9

Total	¥25	¥212	¥1	¥0	¥33	¥9

The Company and its subsidiaries consider financing receivables whose terms have been modified to debtors experiencing financial difficulty as defaulted receivables when principal or interest is past-due 90 days or more in accordance with the modified terms.
In common with all portfolio segments, the Company and its subsidiaries suspend accruing interest and may recognize additional allowance for credit losses as necessary for the defaulted receivables.
The following table provides information about the past-due financial assets modified to debtors experiencing financial difficulty within the previous 12 months from March 31, 2024:

	March 31, 2024
	Millions of yen
Portfolio segment	Current	30-89 days past-due	90 days or more past-due
Class
Consumer borrowers	¥35	¥91	¥7
Real estate loans	1	0	0
Card loans	0	0	0
Other	34	91	7
Corporate borrowers	6,140	0	284
Non-recourse loans	1,277	0	0
The Americas	1,277	0	0
Other than non-recourse loans	4,863	0	284
Real estate companies in Japan	37	0	32
Commercial, industrial and other companies in Japan	481	0	230
Commercial, industrial and other companies in overseas	4,345	0	22
Loans to Equity method investees	4,347	0	0

Total	¥10,522	¥91	¥291